Related party transactions (Details)	9 Months Ended	12 Months Ended
	Oct. 05, 2021 GBP (£)	Dec. 31, 2021 GBP (£) compound shares	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2019 GBP (£)
Disclosure of transactions between related parties [line items]
Additional capital contributions		£ 1,424,000	£ 1,378,000	£ 0
Number of shares issued from capital contribution (in shares) | shares		121,210,648	230,190
RE Ventures I, LLC (US)
Disclosure of transactions between related parties [line items]
Additional capital contributions		£ 1,424,000	£ 1,070,000
Joint ventures where entity is venturer | RE Ventures I, LLC (US)
Disclosure of transactions between related parties [line items]
Outstanding, related party transactions		0	0
Additional capital contributions		£ 1,424,000	1,070,000
Number of shares issued from capital contribution (in shares) | shares		0
Revenue recognized, related party transactions		£ 330,000	776,000
Research and development costs, related party transactions		145,000	14,000
Contract assets, related party transaction		£ 98,000	0
Evotec AG
Disclosure of transactions between related parties [line items]
Number of novel compounds under joint operations | compound		3
Proportion of ownership interest in joint operation		50.00%
Invoiced, related party transactions	£ 223,000		678,000
Outstanding, related party transactions		£ 0	0
Evotec AG | Celgene Corporation
Disclosure of transactions between related parties [line items]
Invoiced, related party transactions	9,983,000		12,843,000
Outstanding, related party transactions		0	878,000
Aptuit (Verona) SRL
Disclosure of transactions between related parties [line items]
Invoiced, related party transactions	£ 724,000		146,000
Outstanding, related party transactions		£ 0	£ 0